Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Trade Accounts Receivable, Net
4.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31, 2015	December 31, 2014
Trade accounts receivable	827	919
Allowance for doubtful accounts	(7)	(8)

Total	820	911

Bad debt expense in 2015 was $2 million, while in 2014 it was less than $1 million and in 2013 it was $2 million. No customers represented over 10% of consolidated net revenues in 2015, 2014 and 2013.

The Company enters into factoring transactions to accelerate the realization in cash of some trade accounts receivable. As at December 31, 2015 and 2014, trade accounts receivable were sold without recourse for $48 million and $49 million respectively. Such factoring transactions totaled respectively $195 million and $204 million for the years 2015 and 2014, with a financial cost totaling less than $1 million for the years 2015, 2014 and $2 million for the year 2013, reported on the line “Interest expense, net” on the consolidated statement of income.